NATURE OF OPERATIONS (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 11, 2024	Apr. 06, 2024	Apr. 05, 2024	Jan. 23, 2023	Dec. 15, 2022	Feb. 03, 2022	Apr. 30, 2024	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001
Sold private placement shares					4,333,333
Conversion of shares, principal and accrued interest			880,000
Principal amount			$ 201,200
Conversion price			$ 4.60
Placement Agent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	813,333
Former Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange shares				66,794,143
Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	418,333
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion shares	185.66
Preferred stock, par value	$ 0.001
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	9,283,333
Resell up shares	94,126,642
Conversion shares		1,005,000					12,848,116		12,848,116	3,844,073
Exercise of warrants sold shares											225,000	225,000	225,000
Sold private placement shares					216,667
Conversion of shares, principal and accrued interest			44,000
Conversion price								$ 0.35			$ 0.24
Common Stock [Member] | Placement Agent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	40,667
Common Stock [Member] | Former Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange shares				3,339,707
Common Stock [Member] | Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	20,917
Common Stock [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	464,167
Resell up shares	4,706,332
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued								1,125,000	1,125,000
Exercise of warrants sold shares	11,604,167
Warrant [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise of warrants sold shares	580,208
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Buyer purchased common stock shares						16,644,820
Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Buyer purchased common stock shares						832,241
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				182,240,000
Common stock, par value				$ 0.001
Share Exchange Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				9,112,000
Common stock, par value				$ 0.001